DISAGGREGATED REVENUE, Disaggregation of Revenue From Contracts with Customers (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Brokerage and Commission Income [Abstract]
Bond distribution commission income		$ 1,316,684	$ 5,827,674	$ 0
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		105,483	(715,309)	0
Total revenues		7,447,944	10,055,809	5,738,774
SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		92,391	0	0
Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	507,728	644,861	373,201
Margin Financing Services [Abstract]
Interest income		135,938	150,819	22,633
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		602,217	176,303	667,951
Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		500,000	0	667,951
Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		9,826	176,303	0
Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	2,539,260	1,757,731	1,707,334
Margin Financing Services [Abstract]
Interest income		1,040,634	1,016,179	181,550
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		1,200,000	1,197,551	2,786,105
Related Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	1,592,060
Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		1,200,000	1,197,551	1,194,045
Related Party [Member] | Handling Charge Income [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income		281,000	221,000	113,000
Point in Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		1,316,684	5,827,674	0
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		0	0	0
Total revenues		4,863,672	8,230,266	2,748,486
Point in Time [Member] | SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Point in Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	507,728	644,861	373,201
Margin Financing Services [Abstract]
Interest income		0	0	0
Point in Time [Member] | Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		500,000	0	667,951
Point in Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Point in Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	2,539,260	1,757,731	1,707,334
Margin Financing Services [Abstract]
Interest income		0	0	0
Point in Time [Member] | Related Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Point in Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Over Time [Member]
Brokerage and Commission Income [Abstract]
Bond distribution commission income		0	0	0
Other Sources of Revenue [Abstract]
Principal transactions & proprietary trading		105,483	(715,309)	0
Total revenues		2,584,272	1,825,543	2,990,288
Over Time [Member] | SaaS [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		92,391	0	0
Over Time [Member] | Nonrelated Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	0	0	0
Margin Financing Services [Abstract]
Interest income		135,938	150,819	22,633
Over Time [Member] | Nonrelated Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	0
Over Time [Member] | Nonrelated Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		9,826	176,303	0
Over Time [Member] | Related Party [Member]
Brokerage and Commission Income [Abstract]
Brokerage commission and handling charge income	[1]	0	0	0
Margin Financing Services [Abstract]
Interest income		1,040,634	1,016,179	181,550
Over Time [Member] | Related Party [Member] | Software License [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		0	0	1,592,060
Over Time [Member] | Related Party [Member] | Maintenance and Support [Member]
Software Licensing and Related Support Services [Abstract]
Software licensing and related support services income		$ 1,200,000	$ 1,197,551	$ 1,194,045

[1]	Total handling charge income, including amounts from a related party, was $281,000, $221,000 and $113,000 for the years ended March 31, 2025, 2024 and 2023, respectively.